Interest Bearing Borrowings	12 Months Ended
Jun. 30, 2022
Interest Bearing Borrowings Abstract
Interest bearing borrowings
Note 16	Interest bearing borrowings

	2022	2021
	A$	A$
Current
Convertible notes-ACAM[1]	-	1,644,081
Convertible notes-iGGF[1]	-	534,061
Total convertible notes	-	2,178,142
R&D tax prepayment loan[2]	700,000	-
Other loans[3]	410,171	-
	1,110,171	2,178,142

[1]	The Convertible Notes were settled through a debt for equity swap whereby the lenders were repaid in full by receiving ordinary shares in the Company in full and final satisfaction of the debt owed. Refer Note 18 c) where the Company issued 3,010,410 ordinary shares valued at A$3,125,964.

[2]	The Company received a $700,000 R&D tax prepayment loan from R&D Capital Partners Pty Ltd. The loan attracts interest at a rate of 1.15% per month and has been repaid in full in the current financial year from the 2022 R&D Grant.

[3]	Other loans are unsecured and interest bearing. These loans were repaid in full in the current financial year.